FEDERATED EQUITY INCOME FUND, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 1, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED EQUITY INCOME FUND, INC (the “Registrant”)

Federated Equity Income Fund, Inc.

1933 Act File No. 33-6901

1940 Act File No. 811-4743

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated January 31, 2016 that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 56 on January 26, 2016.

If you have any questions regarding this certification, please contact me at (724)720-8533.

Very truly yours,

/s/ Kary Moore

Kary Moore

Assistant Secretary